SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET REVENUES
Total net revenues		$ 3,974,800	$ 4,802,309	$ 5,087,178
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	931,984	1,285,474	1,379,111
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(16,547)	(870)	0
Pre-opening costs		(168,172)	(90,556)	(13,969)
Development costs		(110)	(10,734)	(26,297)
Amortization of gaming subconcession		(57,237)	(57,237)	(57,237)
Amortization of land use rights		(54,056)	(64,471)	(64,271)
Depreciation and amortization		(359,341)	(246,686)	(261,298)
Land rent to Belle		(3,476)	(3,562)	(3,045)
Share-based compensation		(20,827)	(20,401)	(14,987)
Property charges and others		(38,068)	(8,698)	(6,884)
Gain on disposal of assets held for sale		0	22,072	0
Corporate and Others expenses		(115,735)	(118,971)	(91,299)
Total operating costs and expenses		(833,569)	(600,114)	(539,287)
OPERATING INCOME		98,415	685,360	839,824
NON-OPERATING INCOME (EXPENSES)
Interest income		13,900	20,025	7,660
Interest expenses, net of capitalized interest		(118,330)	(124,090)	(152,660)
Amortization of deferred financing costs		(38,511)	(28,055)	(18,159)
Loan commitment and other finance fees		(7,328)	(18,976)	(25,643)
Foreign exchange loss, net		(2,156)	(6,155)	(10,756)
Other income, net		2,317	2,313	1,661
Loss on extinguishment of debt		(481)	0	(50,935)
Costs associated with debt modification		(7,603)	0	(10,538)
Total non-operating expenses, net		(158,192)	(154,938)	(259,370)
(Loss) income before income tax		(59,777)	530,422	580,454
INCOME TAX EXPENSE		(1,031)	(3,036)	(2,441)
Net (loss) income		(60,808)	527,386	578,013
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		166,555	80,894	59,450
Net income attributable to Melco Crown Entertainment Limited		105,747	608,280	637,463
Corporate and Others [Member]
NET REVENUES
Total net revenues		43,350	52,132	46,552
Macau [Member]
NET REVENUES
Total net revenues		3,631,041	4,742,613	5,040,626
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	876,618	1,285,468	1,379,714
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		136,217	147,373	148,683
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	30,259	36,337	40,222
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		574,848	744,850	1,033,801
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	36,261	84,795	147,340
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		2,794,673	3,848,623	3,857,049
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	798,504	1,165,632	1,193,211
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		125,303	1,767	1,093
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	11,594	(1,296)	(1,059)
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		300,409	7,564	0
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 55,366	$ 6	$ (603)

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.